Management of financial risks (Tables)	12 Months Ended
Dec. 31, 2025
Management of financial risks
Schedule of credit risk exposure

(in EUR 000)	Total	Non-due	Less than 30 days	31-60 days	61-90 days	More than 91 days
As at December 31, 2024	3,382	1,664	—	—	491	1,227
As at December 31, 2025	6,018	4,513	115	285	308	797

Schedule of foreign exchange rates

	2025 rates		2024 rates		2023 rates
Currency	Closing	Average	Closing	Average	Closing	Average
NIS	3.74710	3.89341	3.78850	4.00670	3.97763	3.98960
AUD	1.75810	1.75110	1.67720	1.63971	1.62033	1.63002
USD	1.17500	1.12882	1.03890	1.08238	1.10377	1.08242

Schedule of change in foreign exchange rate

(in EUR 000)		Effect on loss (before tax)			Effect on pretax equity
Change in foreign exchange rate		NIS	USD	AUD	NIS	USD	AUD
2025	5%	(32)	(118)	(28)	(33)	(113)	(87)
	-5%	35	130	29	36	125	96
2024	5%	(32)	(79)	(20)	(191)	(156)	(431)
	-5%	35	87	22	211	173	477
2023	5%	(27)	—	(33)	(130)	(54)	(319)
	-5%	30	—	36	143	59	352

Schedule of contractual undiscounted maturities of financial liabilities

	As at December 31
	2025			2024
	Lease	Financial	Trade & other	Lease	Financial	Trade & other
(in EUR 000)	liability	debt*	liabilities	liability	debt	liabilities
Less than 1 year	812	702	15,578	1,235	758	15,392
1 - 5 years	658	23,164	—	2,221	24,301	963
5+ years	—	4,095	—	620	3,599	—
Total	1,470	27,961	15,578	4,076	28,658	16,355

(*) Excluding the convertible bond financial debt

Schedule of derivative financial liabilities and assets

	Carrying value		Fair value
	As at December 31		As at December 31
(in EUR 000)	2025	2024	2025	2024
Financial assets
Other long-term receivables (level 3)	394	395	394	395
Prepayment option (level 3)	91	112	91	112
Trade and other receivables (level 3)	6,184	4,293	6,184	4,293
Foreign currency swaps (level 2)	4	—	4	—
Other current assets (level 3)	165	739	165	739
Cash and cash equivalents (level 1)	30,001	34,186	30,001	34,186
Financial assets (level 2)	18,000	51,369	18,000	51,369

Financial liabilities
Loan facility agreement (level 3)	7,793	6,898	8,165	7,151
Synthetic warrants (level 3)	1,601	3,204	1,601	3,204
Foreign currency swaps (level 2)	—	353	—	353
Recoverable cash advances (level 3)	8,609	8,871	8,609	8,871
Convertible bonds (level 3)	22,657	—	31,243	—
Trade and other liabilities (level 1 and 3)	15,578	15,193	15,578	15,193